Floor plan financing (Tables)	9 Months Ended
May 31, 2026
Floor plan financing
Schedule of movement in the floor plan

	As at	As at
	May 31,	August 31,
	2026	2025
	$	$
Opening balance	32,511,664	—
Proceeds received from floor plan lenders	2,338,845	1,069,341
Payments reimbursed to floor plan lenders	(24,682,008)	(10,531,983)
Business acquisition	—	41,974,306
Closing balance	10,168,501	32,511,664